INCOME TAXES (Details 4) - Allowance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement of allowances
Beginning of the year	$ 52,985	$ 57,190	$ 54,140
Additions (Reversals)	(944)	(4,411)	4,671
Addition from acquisition of Recurrent	4,949
Foreign exchange effect	(1,031)	206	(1,621)
Closing balance	$ 55,959	$ 52,985	$ 57,190